Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

	Year Ended December 31
	2014	2013
	(Dollars in Millions)
Beginning balance	$49	$57
Accruals for products shipped	16	17
Changes in estimates	5	(8)
Foreign currency translation	(1)	—
Business divestiture	(2)	—
Settlements	(21)	(17)
Ending balance, including held for sale	46	49
Less: Held for sale	25	26
Ending balance	$21	$23